DIVIDEND PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Feb. 10, 2015	Dec. 31, 2014	Aug. 07, 2014
DIVIDEND PAYABLE [Abstract]
Declaration of dividends		$ 82,751		$ 82,380
Dividend payable amount	$ 0		$ 0